Note 8 - Basic and Diluted Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Earnings Per Share [Text Block]

Note 8. Basic and Diluted Net Income (Loss) per Share

Basic net income (loss) per share attributable to Avalon Holdings Corporation common shareholders is computed by dividing the net income (loss) attributable to Avalon Holdings Corporation common shareholders by the weighted average number of common shares outstanding. For both the years ended December 31, 2024 and 2023, the weighted average number of common shares outstanding was 3,899,431.

Diluted net income (loss) per share attributable to Avalon Holdings Corporation common shareholders is computed by dividing net income (loss) attributable to Avalon Holdings Corporation common shareholders by the weighted average number of common shares outstanding plus any weighted common equivalent shares determined to be outstanding during the period using the treasury method. Any weighted common equivalent shares included in the calculation are related to stock options granted by Avalon where the weighted average market price of Avalon’s common stock for the period presented is greater than the option exercise price of the stock option.

For both years ending December 31, 2024 and 2023 there was no outstanding options, therefore, no dilution.